FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Warrants Related to Share Purchase Agreements
	June 30, 2015	December 31, 2014
	Unaudited

A' Warrants	$6	$2

Total	$6	$2